Segmented information (Tables)	3 Months Ended
Nov. 30, 2021
Schedule of operating segments

	As at November 30, 2021	As at August 31, 2021
Identifiable assets
Canada	$8,013	$12,382
Tanzania	45,955	44,136
	$53,968	$56,518
Non-current assets
Canada	$26	$28
Tanzania	43,844	41,072
	$43,870	$41,100